SUMMARY OF RELATIONSHIP BETWEEN PERFORMANCE AND THE VESTING RATE (Details) - 2019 Long Term Incentive Plan [Member]	12 Months Ended
Jan. 01, 2022 $ / shares
Share-Based Payment Arrangement, Tranche One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights, Percentage	0.00%
Share-Based Payment Arrangement, Tranche One [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share Price	$ 480
Share-Based Payment Arrangement, Tranche Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights	Pro-rated
Share-Based Payment Arrangement, Tranche Two [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share Price	$ 480
Share-Based Payment Arrangement, Tranche Three [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share Price	$ 720
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights	Full Vesting